Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities
NOTE 7	Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities

The Company sells financial assets in the normal course of business. The majority of the Company’s financial asset sales are residential mortgage loan sales primarily to GSEs through established programs, the sale or syndication of tax-advantaged investments, commercial loan sales through participation agreements, and other individual or portfolio loan and securities sales. In accordance with the accounting guidance for asset transfers, the Company considers any ongoing involvement with transferred assets in determining whether the assets can be derecognized from the balance sheet. For loans sold under participation agreements, the Company also considers the terms of the loan participation agreement and whether they meet the definition of a participating interest and thus qualify for derecognition. With the exception of servicing and certain performance-based guarantees, the Company’s continuing involvement with financial assets sold is minimal and generally limited to market customary representation and warranty clauses. The guarantees provided to certain third-parties in connection with the sale or syndication of certain assets, primarily loan portfolios and tax-advantaged investments, are further discussed in Note 21. When the Company sells financial assets, it may retain servicing rights and/or other interests in the transferred financial assets. The gain or loss on sale depends on the previous carrying amount of the transferred financial assets and the consideration received and any liabilities incurred in exchange for the transferred assets. Upon transfer, any servicing assets and other interests that continue to be held by the Company are initially recognized at fair value. For further information on MSRs, refer to Note 9. On a limited basis, the Company may acquire and package high-grade corporate bonds for select corporate customers, in which the Company generally has no continuing involvement with these transactions. Additionally, the Company is an authorized GNMA issuer and issues GNMA securities on a regular basis. The Company has no other asset securitizations or similar asset-backed financing arrangements that are off-balance sheet.

The Company is involved in various entities that are considered to be VIEs. The Company’s investments in VIEs primarily represent private investment funds or partnerships that make equity investments, provide debt financing or support community-based investments that may enable the Company to ensure regulatory compliance with the Community Reinvestment Act. In addition, the Company sponsors entities to which it transfers tax-advantaged investments. The Company’s investments in these entities are designed to generate a return primarily through the realization of federal and state income tax credits over specified time periods. The Company realized federal and state income tax credits related to these investments of $883 million, $756 million and $713 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company amortizes its investments in these entities as the tax credits are realized. Amortization expense is recorded in tax expense for investments meeting certain characteristics, and in other noninterest expense for other investments. Amortization expense recorded in tax expense was $482 million, $278 million and $228 million, and in other noninterest expense was $523 million, $528 million and $546 million for the years ended December 31, 2012, 2011 and 2010, respectively.

At December 31, 2012, approximately $7.1 billion of the Company’s assets and $5.2 billion of its liabilities included on the Consolidated Balance Sheet were related to community development and tax-advantaged investment VIEs which the Company has consolidated, compared with $5.6 billion and $4.0 billion, respectively, at December 31, 2011. The majority of the assets of these consolidated VIEs are reported in other assets, and the liabilities are reported in long-term debt. The assets of a particular VIE are the primary source of funds to settle its obligations. The creditors of the VIEs do not have recourse to the general credit of the Company. The Company’s exposure to the consolidated VIEs is generally limited to the carrying value of its variable interests plus any related tax credits previously recognized or sold to others with a guarantee.

In addition, the Company sponsors a conduit to which it previously transferred high-grade investment securities. The Company consolidates the conduit because of its ability to manage the activities of the conduit. At December 31, 2012, $144 million of the held-to-maturity investment securities on the Company’s Consolidated Balance Sheet related to the conduit, compared with $202 million at December 31, 2011.

The Company also sponsors a municipal bond securities tender option bond program. The Company controls the activities of the program’s entities, is entitled to the residual returns and provides credit, liquidity and remarketing arrangements to the program. As a result, the Company has consolidated the program’s entities. At December 31, 2012, $5.3 billion of available-for-sale securities and $5.0 billion of short-term borrowings on the Consolidated Balance Sheet were related to the tender option bond program, compared with $5.4 billion of available-for-sale securities and $5.3 billion of short-term borrowings at December 31, 2011.

The Company is not required to consolidate VIEs in which it has concluded it does not have a controlling financial interest, and thus is not the primary beneficiary. In such cases, the Company does not have both the power to direct the entities’ most significant activities and the obligation to absorb losses or right to receive benefits that could potentially be significant to the VIEs. The Company’s investments in these unconsolidated VIEs generally are carried in other assets on the Consolidated Balance Sheet. The Company’s investments in unconsolidated VIEs at December 31, 2012, ranged from less than $1 million to $58 million, with an aggregate amount of approximately $1.9 billion, net of $1.3 billion of liabilities recorded primarily for unfunded capital commitments of the Company to specific project sponsors. The Company’s investments in unconsolidated VIEs at December 31, 2011, ranged from less than $1 million to $37 million, with an aggregate amount of $1.8 billion, net of liabilities of $965 million for unfunded capital commitments. While the Company believes potential losses from these investments are remote, the Company’s maximum exposure to loss from these unconsolidated VIEs was approximately $5.2 billion at December 31, 2012, compared with $4.8 billion at December 31, 2011. The maximum exposure to loss was primarily related to community development tax-advantaged investments and included $1.8 billion at December 31, 2012 and 2011, recorded on the Company’s Consolidated Balance Sheet and $3.3 billion at December 31, 2012, and $3.0 billion at December 31, 2011, of previously recorded tax credits which remain subject to recapture by taxing authorities based on compliance features required to be met at the project level. The remaining amounts related to investments in private investment funds and partnerships for which the maximum exposure to loss included amounts recorded on the Consolidated Balance Sheet and any unfunded commitments. The maximum exposure was determined by assuming a scenario where the separate investments within the individual private funds become worthless, and the community-based business and housing projects and related tax credits completely fail and do not meet certain government compliance requirements.